Earnings (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings (Loss) Per Share
Basic income (loss) attributable to holders of common shares	$ 7,564	$ 369		$ (18,553)
Effect of dilutive securities:
Diluted income (loss)	$ 7,564	$ 369		$ (18,553)
Weighted average number of common shares outstanding - basic	14,779,302	14,779,302	[1]	14,765,938	[1]
Effect of dilutive securities:
Options	129,010	0		0
Weighted average number of common shares outstanding - diluted	14,908,312	14,779,302	[1]	14,765,938	[1]
Earnings (loss) per share - basic	$ 0.51	$ 0.03	[1]	$ (1.26)	[1]
Earnings (loss) per share - diluted	$ 0.51	$ 0.03	[1]	$ (1.26)	[1]

[1]	*The amounts have been restated for the stock dividends distributed in the year ended December 31, 2021 (see Notes 17 and 21).